BUSINESS COMBINATIONS (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities assumed:
Goodwill	$ 491,376	$ 491,376	$ 393,000
TrinIT [Member]
Assets acquired
Cash		25,000
Other current asset		6,000
Right of Use - Lease		14,000
Fixed Assets		3,000
Customer relationships		450,000
Total assets acquired		498,000
Liabilities assumed:
Due to Seller		10,000
Accrued Liability		15,000
Deferred revenue		6,000
Lease Liability		14,000
Total liabilities assumed		45,000
Net asset acquired		453,000
Goodwill	$ 130,000,000,000	$ 130,000,000,000